Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans and Year of Origination by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Commercial [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		¥ 21,726,648
Term loans, 2019		13,635,192
Term loans, 2018		10,586,577
Term loans, 2017		6,294,885
Term loans, 2016		5,423,100
Term loans, Prior		8,805,508
Revolving loans amortized cost basis		19,434,719
Revolving loans converted to term loans amortized		14,706
Total	[1]	85,921,335
Commercial [Member] | Domestic [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		17,012,671
Term loans, 2019		8,041,145
Term loans, 2018		6,880,626
Term loans, 2017		4,386,030
Term loans, 2016		4,136,969
Term loans, Prior		6,499,262
Revolving loans amortized cost basis		7,591,943
Total	[1]	54,548,646
Commercial [Member] | Domestic [Member] | Normal [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		16,731,403
Term loans, 2019		7,793,705
Term loans, 2018		6,708,236
Term loans, 2017		4,212,921
Term loans, 2016		4,037,026
Term loans, Prior		6,019,442
Revolving loans amortized cost basis		7,294,686
Total	[1]	52,797,419
Commercial [Member] | Domestic [Member] | Close Watch [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		266,470
Term loans, 2019		231,540
Term loans, 2018		155,590
Term loans, 2017		158,486
Term loans, 2016		75,883
Term loans, Prior		347,677
Revolving loans amortized cost basis		273,753
Total	[1]	1,509,399
Commercial [Member] | Domestic [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		14,798
Term loans, 2019		15,900
Term loans, 2018		16,800
Term loans, 2017		14,623
Term loans, 2016		24,060
Term loans, Prior		132,143
Revolving loans amortized cost basis		23,504
Total	[1]	241,828
Commercial [Member] | Foreign [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		4,713,977
Term loans, 2019		5,594,047
Term loans, 2018		3,705,951
Term loans, 2017		1,908,855
Term loans, 2016		1,286,131
Term loans, Prior		2,306,246
Revolving loans amortized cost basis		11,842,776
Revolving loans converted to term loans amortized		14,706
Total	[1]	31,372,689
Commercial [Member] | Foreign [Member] | Normal [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		4,592,892
Term loans, 2019		5,467,471
Term loans, 2018		3,572,056
Term loans, 2017		1,811,264
Term loans, 2016		1,223,744
Term loans, Prior		2,138,758
Revolving loans amortized cost basis		11,664,163
Revolving loans converted to term loans amortized		14,706
Total	[1]	30,485,054
Commercial [Member] | Foreign [Member] | Close Watch [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		115,006
Term loans, 2019		74,537
Term loans, 2018		106,742
Term loans, 2017		91,792
Term loans, 2016		60,835
Term loans, Prior		90,305
Revolving loans amortized cost basis		165,238
Total	[1]	704,455
Commercial [Member] | Foreign [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		6,079
Term loans, 2019		52,039
Term loans, 2018		27,153
Term loans, 2017		5,799
Term loans, 2016		1,552
Term loans, Prior		77,183
Revolving loans amortized cost basis		13,375
Total	[1]	183,180
Residential [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		257,477
Term loans, 2019		748,682
Term loans, 2018		779,669
Term loans, 2017		875,938
Term loans, 2016		1,312,073
Term loans, Prior		9,083,685
Revolving loans amortized cost basis		35,158
Revolving loans converted to term loans amortized		8
Total	[1]	13,092,690
Residential [Member] | Accrual [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		257,309
Term loans, 2019		748,210
Term loans, 2018		779,153
Term loans, 2017		875,057
Term loans, 2016		1,310,291
Term loans, Prior		9,019,418
Revolving loans amortized cost basis		32,916
Total	[1]	13,022,354
Residential [Member] | Nonaccrual [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		168
Term loans, 2019		472
Term loans, 2018		516
Term loans, 2017		881
Term loans, 2016		1,782
Term loans, Prior		64,267
Revolving loans amortized cost basis		2,242
Revolving loans converted to term loans amortized		8
Total	[1]	70,336
Card [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		615
Term loans, 2019		1,350
Term loans, 2018		2,226
Term loans, 2017		651
Term loans, 2016		177
Term loans, Prior		7,807
Revolving loans amortized cost basis		447,708
Revolving loans converted to term loans amortized		59,329
Total	[1]	519,863
Card [Member] | Accrual [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		559
Term loans, 2019		1,183
Term loans, 2018		1,890
Term loans, 2017		330
Term loans, 2016		69
Term loans, Prior		6,623
Revolving loans amortized cost basis		432,578
Revolving loans converted to term loans amortized		14,619
Total	[1]	457,851
Card [Member] | Nonaccrual [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		56
Term loans, 2019		167
Term loans, 2018		336
Term loans, 2017		321
Term loans, 2016		108
Term loans, Prior		1,184
Revolving loans amortized cost basis		15,130
Revolving loans converted to term loans amortized		44,710
Total	[1]	62,012
MUAH [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated			¥ 365
MUAH [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		812,392
Term loans, 2019		1,640,547
Term loans, 2018		1,141,188
Term loans, 2017		1,157,236
Term loans, 2016		989,283
Term loans, Prior		1,634,056
Revolving loans amortized cost basis		1,947,184
Total	[1]	9,321,886
MUAH [Member] | Accrual [Member] | Credit Quality Based on the Number of Delinquencies [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020	[2]	224,531
Term loans, 2019	[2]	815,376
Term loans, 2018	[2]	480,089
Term loans, 2017	[2]	771,203
Term loans, 2016	[2]	692,337
Term loans, Prior	[2]	854,594
Revolving loans amortized cost basis	[2]	155,253
Total	[1],[2]	3,993,383
MUAH [Member] | Nonaccrual [Member] | Credit Quality Based on the Number of Delinquencies [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2019	[2]	323
Term loans, 2018	[2]	539
Term loans, 2017	[2]	862
Term loans, 2016	[2]	862
Term loans, Prior	[2]	19,285
Revolving loans amortized cost basis	[2]	431
Total	[1],[2]	22,302
MUAH [Member] | Pass [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020	[2]	578,811
Term loans, 2019	[2]	774,425
Term loans, 2018	[2]	577,062
Term loans, 2017	[2]	367,717
Term loans, 2016	[2]	281,755
Term loans, Prior	[2]	663,880
Revolving loans amortized cost basis	[2]	1,652,947
Total	[1],[2]	4,896,597
MUAH [Member] | Special Mention [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020	[2]	3,663
Term loans, 2019	[2]	44,066
Term loans, 2018	[2]	69,492
Term loans, 2017	[2]	11,313
Term loans, 2016	[2]	13,683
Term loans, Prior	[2]	45,790
Revolving loans amortized cost basis	[2]	73,155
Total	[1],[2]	261,162
MUAH [Member] | Classified [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020	[2]	5,387
Term loans, 2019	[2]	6,357
Term loans, 2018	[2]	14,006
Term loans, 2017	[2]	6,141
Term loans, 2016	[2]	646
Term loans, Prior	[2]	50,507
Revolving loans amortized cost basis	[2]	65,398
Total	[1],[2]	148,442
Krungsri [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		773,460
Term loans, 2019		1,369,075
Term loans, 2018		1,112,319
Term loans, 2017		617,690
Term loans, 2016		334,566
Term loans, Prior		509,080
Revolving loans amortized cost basis		2,101,674
Revolving loans converted to term loans amortized		11,964
Total	[1]	6,829,828
Krungsri [Member] | Performing Financial Instruments [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		751,398
Term loans, 2019		1,261,184
Term loans, 2018		972,167
Term loans, 2017		528,286
Term loans, 2016		283,029
Term loans, Prior		407,251
Revolving loans amortized cost basis		1,932,692
Total	[1]	6,136,007
Krungsri [Member] | Under Performing [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		19,249
Term loans, 2019		81,332
Term loans, 2018		108,811
Term loans, 2017		71,709
Term loans, 2016		37,575
Term loans, Prior		61,834
Revolving loans amortized cost basis		141,072
Total	[1]	521,582
Krungsri [Member] | Nonperforming Financial Instruments [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		2,813
Term loans, 2019		26,559
Term loans, 2018		31,341
Term loans, 2017		17,695
Term loans, 2016		13,962
Term loans, Prior		39,995
Revolving loans amortized cost basis		27,910
Revolving loans converted to term loans amortized		11,964
Total	[1]	172,239
Other [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		204,235
Term loans, 2019		267,571
Term loans, 2018		142,773
Term loans, 2017		57,223
Term loans, 2016		17,434
Term loans, Prior		12,055
Revolving loans amortized cost basis		365,843
Total	[1]	1,067,134
Other [Member] | Accrual [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		203,021
Term loans, 2019		256,046
Term loans, 2018		132,678
Term loans, 2017		53,381
Term loans, 2016		16,357
Term loans, Prior		11,201
Revolving loans amortized cost basis		350,986
Total	[1]	1,023,670
Other [Member] | Nonaccrual [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans, 2020		1,214
Term loans, 2019		11,525
Term loans, 2018		10,095
Term loans, 2017		3,842
Term loans, 2016		1,077
Term loans, Prior		854
Revolving loans amortized cost basis		14,857
Total	[1]	¥ 43,464

[1]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	Total loans of MUFG Americas Holdings do not include Federal Deposit Insurance Corporation (“FDIC”) covered loans which are not individually rated totaling ¥365 million and nil at March 31, 2020 and September 30, 2020, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.